Argent Small Cap Fund
Schedule of Investments
March 31, 2021 (Unaudited)

	Number of
COMMON STOCKS - 103.1%	Shares	Value

Consumer Discretionary - 18.2%
America's Car-Mart, Inc.	6,330	964,502
Asbury Automotive (a)	3,895	765,368
Helen of Troy Limited (a)(c)	2,940	619,340
Installed Building Products, Inc.	4,090	453,499
Johnson Outdoors, Inc.	5,290	755,148
LCI Industries	3,965	524,490
Murphy USA, Inc.	3,665	529,812
Ollie's Bargain Outlet Holdings, Inc. (a)	3,770	327,990
Skyline Champion Corp. (a)	11,705	529,768
		5,469,917
Consumer Staples - 1.1%
Grocery Outlet Holding Corp.	9,145	337,359

Financials - 14.1%
Glacier Bancorp, Inc.	8,650	493,742
Houlihan Lokey, Inc. (a)	9,880	657,119
OneMain Holdings, Inc.	23,945	1,286,325
Pacific Premier Bancorp, Inc. (a)	8,780	381,403
RLI Corp	4,890	545,577
Veritex Holdings, Inc.	9,450	309,204
Victory Capital Holdings, Inc.	21,222	542,434
		4,215,804
Health Care - 20.2%
Addus Homecare Corp. (a)	6,940	725,855
Globus Medical, Inc. (a)	9,125	562,739
Halozyme Therapeutics, Inc.	8,040	335,187
InfuSystems Holdings, Inc.	16,100	327,796
Medpace Holdings, Inc. (a)	7,975	1,308,299
ModivCare Inc.	3,340	494,721
Omnicell, Inc. (a)	5,315	690,259
PetIQ, Inc. (a)	21,680	764,437
Select Medical Holdings Corporation (a)	25,380	865,458
		6,074,751
Industrials - 24.6%
ASGN, Inc. (a)	9,075	866,118
Applied Industrial Technologies, Inc.	4,845	441,719
Atkore International Group, Inc. (a)	7,800	560,820
Colfax Corp. (a)	15,385	674,017
Exponent, Inc. (a)	3,940	383,953
Gibraltar Industries, Inc.	8,240	754,042
IAA Inc.	10,140	559,119
IBEX Holdings Limited (a)(c)	7,700	169,400
Marten Transport, Ltd.	23,855	404,819
Simpson Manufacturing Co., Inc. (a)	5,266	546,242
TriNet Group, Inc.	6,560	511,418
UFP Industries, Inc.	12,895	977,957
Willdan Group, Inc.	12,825	526,466
		7,376,090

Information Technology - 20.3%
ACI Worldwide, Inc. (a)	12,540	477,147
Alarm.com Holdings, Inc. (a)	4,140	357,613
CMC Materials, Inc.	3,230	571,032
Envestnet, Inc. (a)	11,790	851,592
ePlus, Inc. (a)	7,850	782,174
Fortinet, Inc. (a)	6,439	1,187,480
Intellicheck, Inc.	19,625	164,458
Lumentum Holdings Inc. (a)	5,785	528,460
Man Tech International Corp.	4,730	411,274
Repay Holdings Corp.	13,050	306,414
Upland Software, Inc. (a)	9,545	450,429
		6,088,073
Real Estate - 4.6%
Colleiers International Group, Inc. (c)	5,895	579,125
FirstService Corporation (c)	5,360	794,298
		1,373,423
TOTAL COMMON STOCKS		30,935,417
(Cost $20,880,437)

SHORT-TERM INVESTMENT - 1.4%
Money Market Fund - 1.4%
First American Government Obligations Fund - Class X, 0.07% (b)	431,557	431,557
TOTAL SHORT-TERM INVESTMENT
(Cost $431,557)		431,557
TOTAL INVESTMENTS
(Cost $21,311,994) - 104.5%		31,366,974
Liabilities in Excess of Other Assets - (4.5)%		(1,357,537)
TOTAL NET ASSETS - 100.0%		$30,009,437

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2021
(c)	U.S traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global
Fund Services.

Summary of Fair Value Measurements at March 31, 2021 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,469,917	$-	$-	$5,469,917
Consumer Staples	337,359			337,359
Financials	4,215,804	-	-	4,215,804
Health Care	6,074,751	-	-	6,074,751
Industrials	7,376,090	-	-	7,376,090
Information Technology	6,088,073	-	-	6,088,073
Real Estate	1,373,423			1,373,423
Total Common Stocks	30,935,417	-	-	30,935,417
Short-Term Investments	431,557	-	-	431,557
Total Investments in Securities	$31,366,974	$-	$-	$31,366,974